UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2017

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2017

OppenheimerFunds®
The Right Way to Invest

Oppenheimer Rochester® Intermediate Term Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Bond 5 Year (4-6) Index
6-Month	-3.29%	-5.46%	-0.78%
1-Year	-0.57	-2.81	0.35
5-Year	2.89	2.42	2.06
Since Inception (12/6/10)	3.62	3.25	2.63

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

Our Twitter handle is @RochesterFunds.

2       OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Fund Performance Discussion

Oppenheimer Rochester Intermediate Term Municipal Fund continued to generate attractive levels of tax-free income during the most recent reporting period, despite post-Election Day volatility in the municipal bond market. As of March 31, 2017, the Class A shares provided a distribution yield of 1.94% at net asset value (NAV). Falling bond prices in the last 2 months of the reporting period, however, caused the Fund’s NAV to decline, and its total return for the reporting period was negative.

MARKET OVERVIEW

U.S. equities rallied and the yields of Treasury and municipal bonds improved after Election Day as investors considered the potential implications of the election results and adjusted their portfolios. As a result, the Bloomberg Barclays Municipal Bond Index – which is a widely used index of the performance of the general municipal bond market – had a negative total return for the 6-month period ended March 31, 2017. The Bloomberg Barclays Municipal Bond 5 Year (4-6) Index, which is the 4- to 6- year component of the Bloomberg Barclays Municipal Bond Index and this Fund’s benchmark, also had a negative total return for the reporting period.

In the last month of this reporting period, the Federal Reserve Open Market Committee (FOMC) raised its benchmark interest rate by one-quarter of 1 percentage point to a range of 0.75% to 1.0%. At a press conference after the March 2017 meeting, Chairman Janet Yellen said “The simple message is—the economy is doing well. The unemployment rate has moved way down, and many more people are feeling optimistic about their labor prospects.” The FOMC made no changes in March to its earlier forecast regarding future changes to the Fed Funds rate: It still expects two more quarter-point increases in 2017 and three increases in 2018.

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	1.94%
Dividend Yield with sales charge	1.90
Standardized Yield	2.13
Taxable Equivalent Yield	3.76
Last distribution (3/28/17)	$0.007
Total distributions (10/1/16 to 3/31/17)	$0.042

Endnotes for this discussion begin on page 10 of this report.

3 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The FOMC last increased the Fed Funds target rate at its December 2016 meeting, when it raised the rate to a range of 0.50% to 0.75%. It then left the range unchanged at its January 2017 meeting, citing “realized and expected labor market conditions and inflation” as factors in its decision. From December 2008 until December 2015, the key rate was held to a range of zero to 0.25%.

We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace. During this reporting period, the muni market’s reactions to the Fed’s moves did not appear to be especially significant or lasting. This Fund’s portfolio managers do not adjust their investment style in response to Fed actions.

High-grade municipal bonds came under pricing pressure, notably after Election Day, and the yield curve for these securities was higher on March 31, 2017 than it had been on September 30, 2016. The median yield on 30-year, AAA-rated muni bonds stood at 3.20% on March 31, 2017, up 83 basis points from September 30, 2016. The median yield on 10-year, AAA-rated muni bonds was 2.37% on March 31, 2017, up 84 basis points from the September 2016 date, and the median yield on 1-year, AAA-rated muni bonds was 0.90%, up 11 basis points from the September 2016 date. Treasury yields also rose during the reporting period. Nonetheless, at maturities of 15 years and longer, the pretax yields of high-grade munis continued to exceed Treasury yields, to the benefit of yield-seeking investors.

The Commonwealth of Puerto Rico remained in the headlines throughout this reporting period, and more detailed information can be found on our online PR Roundup (oppenheimerfunds.com/puerto-rico). Investors should note that on May 3, after the end of this reporting period, the federal oversight board established under the Puerto Rico Oversight, Management and Economic Stability Act (aka PROMESA) announced a restructuring of Puerto Rico’s public debt. This restructuring was undertaken through a court filing similar to a bankruptcy filing, under Title III of PROMESA. (As of March 31, 2017, this Fund did not hold any securities issued by Puerto Rico.)

FUND PERFORMANCE

Oppenheimer Rochester Intermediate Term Municipal Fund held more than 280 securities as of March 31, 2017. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Fund’s dividend trend this reporting period demonstrates the power a yield-driven approach can have amid challenging market conditions. Despite a rally in U.S. equities

4 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The Rochester Portfolio Managers

and persistent low interest rates – which put pressure on dividend remained steady at 0.7 cents per share throughout this reporting period. In all, the Fund distributed 4.2 cents per Class A share this reporting period. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions.

For a taxable investment to have provided a greater benefit than an investment in this

Fund, it would have had to yield more than 3.76%, based on the Fund’s standardized yield as of March 31, 2017 and the top federal income tax rates for 2017.

The Fund’s holdings in bonds that finance the building of correctional facilities made the most significant contribution to performance this reporting period. Also contributing favorably were the Fund’s investments in high-yield tobacco bonds, which are backed by proceeds from the 1998 Master Settlement

5 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The Rochester Credit Research Team

Rich Stein, CFA
Director of Credit Research

Chris Weiler, CFA
Senior Credit Analyst

Bob Bertucci, CFA
Senior Credit Analyst

Angela Uttaro
Senior Credit Analyst

Matt Torpey, CFA
Senior Credit Analyst

René Vecka, CFA
Senior Credit Analyst

Jon Hagen, CFA
Senior Credit Analyst

Alen Kreso, CFA
Senior Credit Analyst

Chris Meteyer, CFA
Senior Credit Analyst

Clara Sanguinetti
Credit Analyst

Chad Osterhout
Credit Analyst

6 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Agreement, and securities in the hotels, restaurants and leisure sector. Research-based security selection continued to be a factor in the strong performance of these sectors. However, broad pricing pressure in the municipal bond market affected many of the Fund’s other sectors, including the higher education sector. While the higher education securities that the Fund holds typically generate high levels of tax-free income with what we believe to be far less credit risk than their external ratings would suggest, price declines caused this sector to detract from the Fund’s total return during this reporting period. Bonds in the municipal leases sector, which are backed by the proceeds of lease arrangements entered into by state and local governments, also experienced price declines as did some of the Fund’s larger sectors, including general obligation, hospital/ healthcare, highways/commuter facilities, and tax increment financing (TIFs); as a result, these sectors were also among the Fund’s detractors this reporting period.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds, and this Fund invests primarily in investment-grade municipal securities. This Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 3 to 7 years or less for its portfolio. The Fund, in accordance with the prospectus that was in effect throughout this reporting period, may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

Beginning April 3, 2017, after the end of this reporting period, the Fund’s threshold for below-investment-grade securities was changed to 10% of its total assets.

While market conditions can and do fluctuate, the Fund’s portfolio management team adheres to a consistent investment approach based on its belief that tax-free yield can help investors achieve their long-term financial objectives. The team does not manage its funds based on predictions of interest rate changes. Further details about the Rochester team’s investment approach can be found on our landing page, oppenheimerfunds.com/rochesterway.

In closing, we believe that the structure and sector composition of this Fund and

7 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

the team’s use of time-tested strategies will continue to benefit fixed income investors through interest rate and economic cycles.

Scott S. Cottier, CFA Vice President, Senior Portfolio Manager and Team Leader

Troy E. Willis, CFA, J.D. Vice President, Senior Portfolio Manager and Team Leader

On behalf of the rest of the Rochester portfolio management team: Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

8 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

General Obligation	16.4%
Higher Education	11.7
Hospital/Healthcare	7.3
Highways/Commuter Facilities	6.4
Tax Increment Financing (TIF)	6.0
Special Tax	5.8
Water Utilities	5.8
Sales Tax Revenue	5.3
Tobacco Master Settlement Agreement	4.8
Municipal Leases	4.3

Portfolio holdings are subject to change. Percentages are as of March 31, 2017 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	2.3%	0.1%	2.4%
AA	40.7	0.0	40.7
A	34.8	2.2	37.0
BBB	11.1	4.8	15.9
BB or lower	2.6	1.4	4.0
Total	91.5%	8.5%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2017 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

9 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS

As of 3/31/17

	Without Sales Charge	With Sales Charge
Class A	1.94%	1.90%
Class C	1.06	N/A
Class Y	2.20	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/17
Class A	2.13%
Class C	1.40
Class Y	2.39

TAXABLE EQUIVALENT YIELDS

As of 3/31/17
Class A	3.76%
Class C	2.47
Class Y	4.22

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/17

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORRWX)	12/6/10	-3.29%	-0.57%	2.89%	3.62%
Class C (ORRCX)	12/6/10	-3.45	-1.12	2.13	2.83
Class Y (ORRYX)	12/6/10	-2.96	-0.12	3.17	3.88

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/17

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORRWX)	12/6/10	-5.46%	-2.81%	2.42%	3.25%
Class C (ORRCX)	12/6/10	-4.41	-2.09	2.13	2.83
Class Y (ORRYX)	12/6/10	-2.96	-0.12	3.17	3.88

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares.

10 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Bond 5 Year (4-6) Index, which is the 4- to 6- year component of the Bloomberg Barclays Municipal Bond Index. The latter is an index of a broad range of investment-grade municipal bonds and a measure of the general municipal bond market. Indices are unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.007 for the 35-day accrual period ended March 28, 2017. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on March 28, 2017; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0038 and $0.0079, respectively, for the 35-day accrual period ended March 28, 2017, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended March 31, 2017 and either the maximum offering price (for Class A shares) or NAV (for the other classes) on March 31, 2017. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

Taxable equivalent yield is based on the standardized yield and the 2017 top federal tax rate of 43.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The median yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA) and are based on its benchmark of general obligation bonds structured with a 5% coupon and a 10-year par call. The MMA benchmark is constructed using yields from a group of active primary and secondary market makers and other municipal market participants.

11 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

12 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Actual	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During 6 Months Ended March 31, 2017
Class A	$ 1,000.00	$ 967.10	$ 5.16
Class C	1,000.00	965.50	9.01
Class Y	1,000.00	970.40	4.09

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.70	5.30
Class C	1,000.00	1,015.81	9.24
Class Y	1,000.00	1,020.79	4.19

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2017 are as follows:

Class	Expense Ratios
Class A	1.05%
Class C	1.83
Class Y	0.83

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

14 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.4%
Alabama—1.9%
$50,000	AL Agriculture & Mechanical University	5.000%	11/01/2024	05/01/2017	A	$50,179
230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000	11/15/2021	04/30/2017	A	230,741
2,700,000	Homewood, AL GO Warrants[1]	5.000	09/01/2030	09/01/2026	A	3,180,465
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	04/30/2017	A	100,357
15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	04/30/2017	A	15,054
320,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	04/30/2017	A	321,142
235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	04/30/2017	A	235,839
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	04/30/2017	A	10,027
						4,143,804

Alaska—0.2%
335,000	AK International Airports[1]	5.000	10/01/2022	04/30/2017	A	336,129

Arizona—2.2%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.500	06/01/2031	04/30/2017	A	20,045
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,144,780
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	261,772
725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	792,063
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	284,030
100,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	06/28/2022	B	96,572
2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,069,280
						4,668,542

California—18.2%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,680
1,000,000	Baldwin Park, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,182,190
1,550,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,678,216
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	470,358
10,000	CA GO1,2	5.000	09/01/2019	04/30/2017	A	10,035
2,000,000	CA GO1	5.000	08/01/2031	02/01/2025	A	2,301,420
5,000	CA GO1	6.000	08/01/2020	08/01/2017	A	5,086

15 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$410,000	CA GO1	6.500%	04/01/2033	04/01/2019	A	$453,767
1,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	06/01/2017	A	1,001,840
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	555,400
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,098,680
125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	04/30/2017	A	125,483
30,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	04/30/2017	A	30,268
340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	365,153
1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026	A	1,383,975
10,000	Central, CA Unified School District[1]	5.000	08/01/2022	08/01/2017	A	10,135
15,000	Central, CA Unified School District[1]	5.000	08/01/2022	08/01/2017	A	15,215
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	104,303
1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,743,030
100,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		104,776
100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		108,130
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	118,105
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	566,280
380,000	El Monte, CA Union High School District[1]	5.000	06/01/2028	06/01/2026	A	458,652
1,000,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,072,310
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	554,910
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	559,170
500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	566,135
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	280,748
1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000	10/01/2028	10/01/2025	A	1,857,154
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	120,230

16 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	Palomar, CA Health[1]	5.000%	11/01/2031	11/01/2026	A	$539,050
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	542,411
1,880,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	A	2,132,258
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	537,805
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	281,228
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	279,745
1,375,000	Riverside County, CA Public Financing Authority[1]	5.000	10/01/2029	10/01/2025	A	1,595,358
5,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel. Project)[1]	5.000	10/01/2021	04/30/2017	A	5,017
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		113,960
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2017	A	415,100
1,000,000	Sacramento, CA City Unified School District[1]	5.000	07/01/2030	07/01/2024	A	1,142,000
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		153,312
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		47,781
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		212,360
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		269,120
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		394,023
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	582,738
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	287,870
1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,101,950
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		584,511
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	580,775
2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,362,090
2,500,000	University of California[1]	5.000	05/15/2031	05/15/2025	A	2,906,875
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	04/30/2017	A	100,339
150,000	Vernon, CA Electric System[1]	5.125	08/01/2021	01/08/2019	A	161,496

17 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$65,000	Vernon, CA Electric System	5.125%	08/01/2021	01/22/2019	C	$69,235
1,470,000	West Kern, CA Community College District[1]	5.000	11/01/2026	11/01/2025	A	1,751,637
100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	114,478
100,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	113,929
1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,128,527
						39,418,812

Colorado—0.2%
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		533,955

Connecticut—1.3%
2,500,000	University of Connecticut[1]	5.000	03/15/2029	03/15/2026	A	2,872,725
District of Columbia—0.1%
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	09/12/2027	B	287,436

Florida—6.4%
2,000,000	FL COP (USF Financing Corp.)[1]	5.000	07/01/2026	07/01/2025	A	2,314,880
10,000	FL Dept. of General Services (Florida Dept. of Management Services)[1]	5.000	09/01/2028	04/30/2017	A	10,033
865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	931,181
250,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	270,335
5,000	Jea, FL St. John’s River Power Park System[1]	5.000	10/01/2021	04/30/2017	A	5,017
3,745,000	Miami Beach, FL Redevel. Agency (City Center)[1]	5.000	02/01/2030	02/01/2024	A	4,256,118
40,000	Miami Beach, FL Water & Sewer[1]	5.000	09/01/2030	04/30/2017	A	41,026
75,000	Miami Beach, FL Water & Sewer[1]	5.500	09/01/2027	04/30/2017	A	77,184
1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,097,250
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,108,700
1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,126,043
325,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	05/28/2022	A	351,637
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	549,165
175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	04/30/2017	A	175,546

18 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000%	11/15/2026	05/15/2022	A	$565,130
						13,879,245

Georgia—1.5%
45,000	Atlanta, GA HDC (Bedford Tower)[1]	6.350	01/01/2023	04/30/2017	A	45,361
1,000,000	Augusta, GA Water & Sewer[1]	5.000	10/01/2021	10/01/2017	A	1,030,580
15,000	College Park, GA (Atlanta International Airport)[1]	4.500	01/01/2031	04/30/2017	A	15,031
410,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	420,890
180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	191,000
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	04/30/2017	A	10,033
40,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	04/30/2017	A	40,131
875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	979,755
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	538,825
						3,271,606

Illinois—7.8%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	753,213
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	04/30/2017	A	101,233
715,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	12/01/2017	A	728,013
1,000,000	Chicago, IL Board of Education[1]	5.750	04/01/2035	04/01/2027	A	1,004,450
770,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	01/15/2019	B	817,663
200,000	Chicago, IL GO1	5.000	01/01/2019	04/30/2017	A	200,492
35,000	Chicago, IL GO1	5.000	01/01/2023	04/30/2017	A	35,262
40,000	Chicago, IL GO1	5.000	01/01/2034	04/30/2017	A	40,104
100,000	Chicago, IL GO1	5.000	01/01/2035	04/30/2017	A	100,257
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	01/01/2025	A	3,374,490
2,000,000	Chicago, IL Sales Tax[1]	5.000	01/01/2026	04/30/2017	A	2,011,540
45,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	04/30/2017	A	45,147
500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.250	12/01/2026	12/01/2023	A	554,870
350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	370,531
175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	201,449
350,000	Hampshire, IL Special Service Area No. 14	5.800	03/01/2026	04/30/2017	A	354,872
70,000	IL COP[1]	5.800	07/01/2017	04/30/2017	A	70,174
1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	04/30/2017	A	1,011,240

19 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$150,000	IL Finance Authority (ABHS/ ABMC/AVM/AVT/ABSJ/ABBHH/ ABHN/SP/StAMC Obligated Group)[1]	5.250%	01/01/2022	04/14/2018	A	$156,670
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	168,303
50,000	IL Finance Authority (RUMC/ RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	53,332
2,000,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	06/15/2029	12/11/2026	B	2,378,900
35,000	Markham, IL GO1	5.250	01/01/2023	04/30/2017	A	35,078
35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000	01/01/2019	01/01/2018	A	36,088
2,085,000	University of Illinois (Health Services Facilities System)[1]	6.000	10/01/2030	10/01/2023	A	2,428,483
						17,031,854

Indiana—0.1%
200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	192,832
Iowa—0.1%
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600	06/01/2034	06/01/2017	A	249,990
Kentucky—2.3%
1,000,000	Fayette County, KY School District[1]	5.000	08/01/2031	08/01/2025	A	1,139,340
100,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	101,018
1,345,000	KY Municipal Power Agency[1]	5.000	09/01/2028	09/01/2025	A	1,528,727
2,000,000	Louisville & Jefferson County, KY (Catholic Health Initiatives)[1]	5.000	12/01/2028	06/01/2022	A	2,151,840
						4,920,925

Louisiana—2.3%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2036	06/01/2025	A	1,533,684
250,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1,2]	5.000	07/01/2028	07/01/2027	A	281,572
400,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1,2]	5.000	07/01/2029	07/01/2027	A	446,692
500,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1,2]	5.000	07/01/2030	07/01/2027	A	554,295
1,600,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	05/15/2017	A	1,607,248

20 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$500,000	New Orleans, LA Sewage Service[1]	5.000%	06/01/2026	06/01/2024	A	$570,585
						4,994,076

Maine—0.0%
5,000	ME H&HEFA (BH / FMemH / GINNE / MHosp / MDIH / RCHC / SJH / SMRMC / UNE / AMCtr Obligated Group)[1]	5.250	07/01/2021	04/30/2017	A	5,018

Maryland—1.7%
470,000	Baltimore, MD Convention Center	5.000	09/01/2019	04/30/2017	A	471,541
2,500,000	Baltimore, MD Water[1]	5.000	07/01/2033	01/01/2027	A	2,892,375
230,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	09/01/2030	03/01/2021	A	244,182
						3,608,098

Massachusetts—0.3%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		257,263
250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	277,922
						535,185

Michigan—4.5%
85,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	12/08/2020	B	86,229
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	505,095
15,000	Ecorse Creek, MI Public School District[1]	5.000	05/01/2027	04/30/2017	A	15,050
100,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2028	04/30/2017	A	100,323
3,120,000	Great Lakes, MI Water Authority Sewage Disposal System[1]	5.000	07/01/2030	07/01/2026	A	3,521,138
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2026	07/01/2024	A	1,140,600
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,133,940
750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2029	07/01/2025	A	848,055
245,000	MI Finance Authority (Sparrow Health)[1]	5.000	11/15/2032	05/15/2025	A	273,714
10,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	04/30/2017	A	10,042
1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000	11/01/2026	05/07/2026	B	2,109,955
						9,744,141

21 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Minnesota—0.2%
$500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750%		08/01/2030	08/11/2023	A	$500,695

Mississippi—0.6%
505,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[3]	09/01/2028	04/30/2017	A	505,854
245,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	04/30/2017	A	246,073
545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875		04/01/2026	04/01/2021	A	603,920
							1,355,847

Missouri—2.2%
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)[1]	5.000		12/01/2031	12/01/2024	A	1,747,238
115,000	Kansas City, MO IDA (Sales Tax)	4.250		04/01/2026	12/25/2022	B	108,118
20,000	MO Environmental Improvement & Energy Resources Authority	5.000		01/01/2020	04/30/2017	A	20,068
65,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125		01/01/2020	04/30/2017	A	65,228
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500		07/01/2019	04/30/2017	A	40,154
5,000	MO Monarch-Chesterfield Levee District[1]	5.750		03/01/2019	04/30/2017	A	5,019
1,765,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	4.000		10/01/2028	10/01/2028		1,663,248
1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000		07/15/2030	07/15/2024	A	1,136,990
							4,786,063

Nevada—0.4%
75,000	Las Vegas, NV Special Improvement District No. 607	5.000		06/01/2024	06/01/2024		80,331
200,000	North Las Vegas, NV GO1	5.000		05/01/2024	04/30/2017	A	200,064
500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000		10/01/2023	04/30/2017	A	500,160
							780,555

New Jersey—8.0%
15,000	Burlington County, NJ Bridge Commission[1]	4.500		10/15/2022	04/30/2017	A	15,043
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000		11/01/2027	11/01/2024	A	1,094,350
1,000,000	NJ EDA[1]	5.000		06/15/2022	06/15/2022		1,090,150
2,000,000	NJ EDA[1]	5.000		06/15/2024	06/15/2024		2,111,880
2,000,000	NJ EDA[1]	5.000		06/15/2025	06/15/2025		2,104,300

22 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000%		01/01/2030	01/01/2025	A	$266,962
305,000	NJ EDA (School Facilities Construction)[1]	5.000		03/01/2026	03/01/2023	A	316,526
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		06/15/2026	06/15/2024	A	1,038,700
50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125		07/01/2028	07/01/2018	A	52,600
1,000,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000		07/01/2027	07/01/2026	A	1,134,960
70,000	NJ Higher Education Assistance Authority[1]	5.000		12/01/2025	12/01/2019	A	73,977
2,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	06/01/2017	A	2,007,140
7,750,000	NJ Tobacco Settlement Financing Corp.	5.299	[4]	06/01/2041	06/01/2017	A	2,078,550
2,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2023	06/15/2023		2,125,900
250,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2027	06/15/2021	A	256,195
710,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2030	06/15/2023	A	738,720
250,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2032	12/15/2024	A	260,095
500,000	South Jersey, NJ Transportation Authority[1]	5.000		11/01/2028	11/01/2024	A	558,315
							17,324,363

New Mexico—0.3%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000		06/01/2023	04/30/2017	A	626,925

New York—8.4%
100,000	L.I., NY Power Authority[1]	5.000		04/01/2023	04/01/2019	A	105,914
500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250	[5]	06/01/2026	04/30/2017	A	500,000
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000		07/01/2035	07/01/2025	A	376,659
280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2027	06/01/2026	A	319,780
270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2030	06/01/2026	A	298,966
250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2031	06/01/2026	A	274,650
1,875,000	NY MTA, Series C-1[1]	5.000		11/15/2031	11/15/2025	A	2,173,425
2,500,000	NY MTA, Series C-1[1]	5.250		11/15/2031	11/15/2025	A	2,957,825
1,000,000	NYC GO1	5.000		08/01/2029	02/01/2025	A	1,164,390
150,000	NYC GO1	5.250		09/01/2022	09/01/2018	A	159,235

23 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$300,000	NYS DA (Orange Regional Medical Center)[1]	5.000%	12/01/2024	12/01/2024		$336,006
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	04/30/2017	A	35,030
2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,359,839
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2034	07/01/2025	A	3,421,380
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	530,345
2,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		2,027,180
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	04/30/2017	A	1,250,910
						18,291,534

Ohio—2.2%
2,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	06/01/2030		1,923,800
485,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	09/15/2018	A	491,295
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	265,890
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500	12/01/2029	12/01/2024	A	372,033
1,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2031	05/15/2023	A	1,708,875
						4,761,893

Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	270,162
295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2025	12/01/2025		340,409
250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	279,250
5,000	OR GO (Elderly & Disabled Hsg.)[1]	5.150	08/01/2030	04/30/2017	A	5,015
						894,836

Pennsylvania—11.2%
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,013,270
1,440,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2029	05/01/2026	A	1,612,771
1,465,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2031	05/01/2026	A	1,619,074

24 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000%	07/01/2025	09/25/2022	B	$554,650
845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	07/01/2020	A	869,209
450,000	Gateway, PA School District[1]	5.000	07/15/2018	07/15/2017	A	455,562
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,695,675
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	551,425
200,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	222,670
1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,325,958
3,000,000	Northampton County, PA General Purpose Authority (SLH/SLHB/ SLHAC/SLHMC/SLWH Obligated Group)[1]	5.000	08/15/2028	08/15/2026	A	3,453,240
1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,689,420
285,000	PA HEFA (University of the Arts)[1]	5.000	09/15/2033	04/30/2017	A	285,869
2,000,000	PA Public School Building Authority (Philadelphia Community College)[1]	5.000	06/15/2026	06/15/2025	A	2,297,380
3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,352,320
1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,207,944
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	280,070
700,000	Philadelphia, PA Authority for Industrial Devel. (Russell Byers Charter School)[1]	5.150	05/01/2027	05/01/2017	A	700,840
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	04/30/2017	A	40,129
500,000	West Shore, PA Area Authority (ML / MFS / MLCSS / Mhome / CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	541,390
500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	569,545
						24,338,411

Rhode Island—1.7%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	556,815
35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	04/30/2017	A	35,123
3,175,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000	06/15/2025	04/30/2017	A	3,185,414
						3,777,352

South Carolina—1.3%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	572,505

25 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Carolina (Continued)
$2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000%	01/01/2030	01/01/2025	A	$2,249,660
						2,822,165

South Dakota—0.3%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	608,388

Tennessee—0.4%
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	566,540
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		333,300
						899,840

Texas—9.2%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,717,965
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	74,247
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,021,920
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	139,956
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	139,677
1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2023	08/15/2017	A	1,023,180
30,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	04/30/2017	A	30,091
500,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2027	11/15/2024	A	582,055
1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,136,980
250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	288,900
20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	04/30/2017	A	20,067
1,410,000	Lancaster, TX Independent School District[1]	5.000	02/15/2032	02/15/2025	A	1,584,290
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	345,384

26 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$335,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000%	04/01/2031	04/01/2026	A	$362,560
500,000	North TX Tollway Authority[1]	5.000	01/01/2031	01/01/2024	A	564,255
100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	04/30/2017	A	100,353
635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/ CHST/CSRHCC/CHALT Obligated Group)[1]	6.250	07/01/2028	01/01/2019	A	681,558
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	549,580
45,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	12/15/2017		46,255
2,800,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	3,327,240
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		155,178
2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,359,700
665,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	819,393
1,005,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	1,238,331
920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,131,922
500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	615,175
						20,056,212

Vermont—1.0%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,108,440
250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		284,560
250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	277,578
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000	11/01/2028	11/01/2022	A	571,280
						2,241,858

Virginia—0.1%
260,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)	5.000	09/01/2026	09/01/2024	A	286,541

27 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington—2.1%
$25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600%	03/01/2028	04/30/2017	A	$25,001
3,000,000	WA GO1	5.000	08/01/2030	08/01/2026	A	3,549,510
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	543,230
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	503,305
						4,621,046

Wisconsin—0.3%
500,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2028	02/15/2022	A	539,880
Total Investments, at Value (Cost $219,726,164)—101.4%						220,208,777
Net Other Assets (Liabilities)—(1.4)						(2,983,846)

Net Assets—100.0%						$217,224,931

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABBHH	Alexian Brothers Behavioral Health Hospital
ABHN	Alexian Brothers Hospital Network
ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMCtr	Aroostook Medical Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BH	Bridgton Hospital
CAHA	Capital Area Health Associates
CDA	Communities Devel. Authority
CHALT	Christus Health Ark-La-Tex
CHF	City Hospital Foundation
CHGC	Christus Health Gulf Coast
CHlth	Christus Health

28 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CHST	Christus Health Southeast Texas
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
DA	Dormitory Authority
DHR	Department of Human Resources
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FMemH	Franklin Memorial Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
L.I.	Long Island
MDIH	Mount Desert Island Hospital
MFS	Messiah Family Services
Mhome	Messiah Home
MHosp	Mercy Hospital
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCHC	Rumford Community Home Corporation
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SHouse	Simpson House
SJH	St. Joseph Hospital
SLH	Toledo Hospital
SLHAC	St. Luke’s Hospital - Anderson Campus
SLHB	St. Luke’s Hospital Bethlehem
SLHMC	St. Luke’s Hospital - Monroe Campus
SLWH	St. Luke’s Warren Hospital
SM	Simpson Meadows
SMRMC	St. Mary’s Regional Medical Center
SMSvcs	Simpson Management Services
SP	Savelli Properties
SRC	Simpson Retirement Communities
SSS	Simpson Senior Services

29 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

StAMC	St. Alexius Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UNE	University of New England
USF	University of South Florida

See accompanying Notes to Financial Statements.

30 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2017 Unaudited

Assets
Investments, at value (cost $219,726,164)—see accompanying statement of investments	$220,208,777

Cash	352,261

Receivables and other assets:
Interest	2,958,391
Investments sold on a when-issued or delayed delivery basis	561,703
Shares of beneficial interest sold	193,403
Other	85,108

Total assets	224,359,643

Liabilities
Payables and other liabilities:
Payable for borrowings (See Note 9)	5,200,000
Investments purchased on a when-issued or delayed delivery basis	1,255,027
Shares of beneficial interest redeemed	574,308
Dividends	36,328
Distribution and service plan fees	35,804
Interest expense on borrowings	3,298
Trustees’ compensation	3,161
Other	26,786

Total liabilities	7,134,712

Net Assets	$217,224,931

Composition of Net Assets
Par value of shares of beneficial interest	$50,370

Additional paid-in capital	219,315,029

Accumulated net investment income	251,713

Accumulated net realized loss on investments	(2,874,794)

Net unrealized appreciation on investments	482,613

Net Assets	$217,224,931

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $131,041,605 and 30,381,969 shares of beneficial interest outstanding)	$4.31

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.41

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,212,495 and 8,639,962 shares of beneficial interest outstanding)	$4.31

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $48,970,831 and 11,347,983 shares of beneficial interest outstanding)	$4.32

See accompanying Notes to Financial Statements.

31 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2017 Unaudited

Investment Income
Interest	$3,811,124

Expenses
Management fees	694,425

Distribution and service plan fees:
Class A	178,306
Class C	208,350

Transfer and shareholder servicing agent fees:
Class A	71,862
Class C	20,848
Class Y	24,483

Shareholder communications:
Class A	3,071
Class C	3,057
Class Y	2,859

Borrowing fees	96,328

Interest expense on borrowings	21,379

Trustees’ compensation	1,840

Custodian fees and expenses	1,292

Other	37,905

Total expenses	1,366,005
Less waivers and reimbursements of expenses	(26,213)

Net expenses	1,339,792

Net Investment Income	2,471,332

Realized and Unrealized Loss
Net realized loss on investments	(1,648,367)

Net change in unrealized appreciation/depreciation on investments	(9,596,069)

Net Decrease in Net Assets Resulting from Operations	$(8,773,104)

See accompanying Notes to Financial Statements.

32 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income	$2,471,332	$3,948,060

Net realized gain (loss)	(1,648,367)	723,147

Net change in unrealized appreciation/depreciation	(9,596,069)	7,828,547

Net increase (decrease) in net assets resulting from operations	(8,773,104)	12,499,754

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,400,088)	(2,777,835)
Class C	(244,042)	(491,093)
Class Y	(530,802)	(788,874)

	(2,174,932)	(4,057,802)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(29,194,447)	67,399,548
Class C	(8,874,416)	20,847,332
Class Y	(2,964,175)	32,259,548

	(41,033,038)	120,506,428

Net Assets
Total increase (decrease)	(51,981,074)	128,948,380

Beginning of period	269,206,005	140,257,625

End of period (including accumulated net investment income (loss) of $251,713 and $(44,687), respectively)	$217,224,931	$269,206,005

See accompanying Notes to Financial Statements.

33 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.50	$4.29	$4.28	$4.08	$4.33	$4.17

Income (loss) from investment operations:
Net investment income[3]	0.05	0.09	0.10	0.13	0.12	0.12
Net realized and unrealized gain (loss)	(0.20)	0.21	0.02	0.19	(0.25)	0.18

Total from investment operations	(0.15)	0.30	0.12	0.32	(0.13)	0.30

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.09)	(0.11)	(0.12)	(0.12)	(0.13)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.01)

Total dividends and/or distributions to shareholders	(0.04)	(0.09)	(0.11)	(0.12)	(0.12)	(0.14)

Net asset value, end of period	$4.31	$4.50	$4.29	$4.28	$4.08	$4.33

Total Return, at Net Asset Value[4]	(3.29)%	7.10%	2.94%	7.78%	(3.18)%	7.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,042	$166,994	$93,966	$43,489	$47,315	$31,833

Average net assets (in thousands)	$143,905	$135,238	$55,240	$46,841	$49,397	$21,991

Ratios to average net assets:[5]
Net investment income	2.20%	2.00%	2.42%	3.00%	2.78%	2.90%
Expenses excluding specific expenses listed below	0.98%	0.99%	1.03%	1.06%	1.05%	1.14%
Interest and fees from borrowings	0.10%	0.07%	0.15%	0.14%	0.05%	0.03%

Total expenses	1.08%	1.06%	1.18%	1.20%	1.10%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.02%	1.09%	1.09%	1.00%	0.98%

Portfolio turnover rate	19%	24%	56%	40%	33%	17%

34 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

35 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.49	$4.29	$4.28	$4.08	$4.33	$4.16

Income (loss) from investment operations:
Net investment income[3]	0.03	0.05	0.07	0.09	0.09	0.09
Net realized and unrealized gain (loss)	(0.18)	0.21	0.02	0.19	(0.25)	0.18

Total from investment operations	(0.15)	0.26	0.09	0.28	(0.16)	0.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.03)	(0.06)	(0.08)	(0.08)	(0.09)	(0.10)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[4]

Total dividends and/or distributions to shareholders	(0.03)	(0.06)	(0.08)	(0.08)	(0.09)	(0.10)

Net asset value, end of period	$4.31	$4.49	$4.29	$4.28	$4.08	$4.33

Total Return, at Net Asset Value[5]	(3.45)%	6.04%	2.23%	6.95%	(3.86)%	6.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,212	$48,103	$25,703	$12,842	$11,010	$9,905

Average net assets (in thousands)	$41,731	$38,334	$16,536	$11,648	$13,360	$4,762

Ratios to average net assets:[6]
Net investment income	1.42%	1.22%	1.66%	2.21%	2.00%	2.06%
Expenses excluding specific expenses listed below	1.74%	1.74%	1.79%	1.85%	1.85%	2.10%
Interest and fees from borrowings	0.10%	0.07%	0.15%	0.14%	0.05%	0.03%

Total expenses	1.84%	1.81%	1.94%	1.99%	1.90%	2.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.83%	1.80%	1.87%	1.87%	1.78%	1.76%

Portfolio turnover rate	19%	24%	56%	40%	33%	17%

36 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

37 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]	Year Ended September 28, 2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$4.50	$4.30	$4.28	$4.08	$4.33	$4.17

Income (loss) from investment operations:
Net investment income[3]	0.05	0.10	0.12	0.13	0.13	0.13
Net realized and unrealized gain (loss)	(0.18)	0.20	0.02	0.19	(0.25)	0.18

Total from investment operations	(0.13)	0.30	0.14	0.32	(0.12)	0.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.10)	(0.12)	(0.12)	(0.13)	(0.14)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.01)

Total dividends and/or distributions to shareholders	(0.05)	(0.10)	(0.12)	(0.12)	(0.13)	(0.15)

Net asset value, end of period	$4.32	$4.50	$4.30	$4.28	$4.08	$4.33

Total Return, at Net Asset Value[4]	(2.96)%	7.08%	3.41%	8.01%	(2.95)%	7.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,971	$54,109	$20,589	$7,719	$3,543	$1,979

Average net assets (in thousands)	$49,046	$35,292	$9,772	$4,089	$3,326	$1,033

Ratios to average net assets:[5]
Net investment income	2.43%	2.19%	2.69%	3.17%	3.02%	3.02%
Expenses excluding specific expenses listed below	0.74%	0.74%	0.80%	0.80%	0.78%	0.99%
Interest and fees from borrowings	0.10%	0.07%	0.15%	0.14%	0.05%	0.03%

Total expenses	0.84%	0.81%	0.95%	0.94%	0.83%	1.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.80%	0.87%	0.87%	0.78%	0.76%

Portfolio turnover rate	19%	24%	56%	40%	33%	17%

38 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

1. On August 21, 2015, the Fund effected a share split as described in Note 10 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

39 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

40 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2016, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended September 30, 2016, the Fund utilized $723,147 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended September 30, 2016 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

No expiration	$1,226,426

At period end, it is estimated that the capital loss carryforwards would be $2,874,793, which will not expire. The estimated capital loss carryforward represents the carryforward as of the

41 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Total federal tax cost	$219,726,164

Gross unrealized appreciation	$2,901,697
Gross unrealized depreciation	(2,419,084)

Net unrealized appreciation	$482,613

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently evaluating the amendments and their impact, if any, on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a

42 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

43 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

44 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$4,143,804	$—	$4,143,804
Alaska	—	336,129	—	336,129
Arizona	—	4,668,542	—	4,668,542
California	—	39,418,812	—	39,418,812
Colorado	—	533,955	—	533,955
Connecticut	—	2,872,725	—	2,872,725
District of Columbia	—	287,436	—	287,436
Florida	—	13,879,245	—	13,879,245
Georgia	—	3,271,606	—	3,271,606
Illinois	—	17,031,854	—	17,031,854
Indiana	—	192,832	—	192,832
Iowa	—	249,990	—	249,990
Kentucky	—	4,920,925	—	4,920,925
Louisiana	—	4,994,076	—	4,994,076
Maine	—	5,018	—	5,018
Maryland	—	3,608,098	—	3,608,098
Massachusetts	—	535,185	—	535,185
Michigan	—	9,744,141	—	9,744,141
Minnesota	—	500,695	—	500,695
Mississippi	—	1,355,847	—	1,355,847
Missouri	—	4,786,063	—	4,786,063
Nevada	—	780,555	—	780,555
New Jersey	—	17,324,363	—	17,324,363

45 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
New Mexico	$—	$626,925	$—	$626,925
New York	—	18,291,534	—	18,291,534
Ohio	—	4,761,893	—	4,761,893
Oregon	—	894,836	—	894,836
Pennsylvania	—	24,338,411	—	24,338,411
Rhode Island	—	3,777,352	—	3,777,352
South Carolina	—	2,822,165	—	2,822,165
South Dakota	—	608,388	—	608,388
Tennessee	—	899,840	—	899,840
Texas	—	20,056,212	—	20,056,212
Vermont	—	2,241,858	—	2,241,858
Virginia	—	286,541	—	286,541
Washington	—	4,621,046	—	4,621,046
Wisconsin	—	539,880	—	539,880

Total Assets	$—	$220,208,777	$—	$220,208,777

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

46 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

4. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$ 1,255,027
Sold securities	561,703

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

47 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class A
Sold	3,274,428	$14,118,109	26,287,881	$116,405,956
Dividends and/or distributions reinvested	301,191	1,299,843	579,736	2,568,766
Redeemed	(10,342,343)	(44,612,399)	(11,609,870)	(51,575,174)
Net increase (decrease)	(6,766,724)	$(29,194,447)	15,257,747	$67,399,548

Class C
Sold	754,912	$3,246,185	7,180,414	$31,789,197
Dividends and/or distributions reinvested	53,054	228,579	103,276	457,282
Redeemed	(2,883,470)	(12,349,180)	(2,563,544)	(11,399,147)
Net increase (decrease)	(2,075,504)	$(8,874,416)	4,720,146	$20,847,332

Class Y
Sold	2,417,151	$10,411,320	9,866,785	$43,958,473
Dividends and/or distributions reinvested	122,154	527,364	173,942	773,390
Redeemed	(3,220,780)	(13,902,859)	(2,804,840)	(12,472,315)
Net increase (decrease)	(681,475)	$(2,964,175)	7,235,887	$32,259,548

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$45,675,443	$84,188,549

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35

The Fund’s effective management fee for the reporting period was 0.59% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day

48 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

8. Fees and Other Transactions with Affiliates (Continued)

portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for

49 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
March 31, 2017	$4,602	$49	$3,189

Waivers and Reimbursements of Expenses. The Manager has voluntary agreed to waive fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding interest and fees from borrowings, will not exceed 0.95% of average annual net assets for Class A shares, 1.73% of average annual net assets for Class C shares and 0.73% of average annual net assets for Class Y shares.

During the reporting period, the Manager reimbursed the Fund as follows:

Class A	$21,563
Class C	2,272
Class Y	2,378

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

50 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.9500% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had borrowings outstanding at an interest rate of 0.9500%. Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$4,923,077
Average Daily Interest Rate	0.8560%
Fees Paid	$97,785
Interest Paid	$19,889

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with

51 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$14,329

10. Share Split

As of the close of business on August 21, 2015, the Fund implemented a 3 for 1 share split. This share split effectively increased the number of outstanding shares for the Fund. As a result, shareholders’ accounts reflect additional shares with a lower net asset value per share. While the number of shares increased, neither the Fund’s holdings nor the total value of shareholders’ investments was affected. Per share data in the financial highlights prior to August 21, 2015, has been adjusted to give effect to this share split.

52 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

53 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about each Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, then the ’Detailed’ tab; where ‘Dividends’ are shown, the Fund’s latest pay date will be followed by the sources of any distribution, updated daily.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Rochester Intermediate Term Municipal Fund	10/25/16	89.9%	0.0%	10.1%
Oppenheimer Rochester Intermediate Term Municipal Fund	11/22/16	95.0%	0.0%	5.0%

54 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth S. Mossow, Vice President
Richard A. Stein, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

55 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct,SM our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

56 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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63 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677
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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0636.001.0317 May 25, 2017

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/15/2017